Related Party Transactions	6 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS

As of June 30, 2021, the Company temporarily borrowed $225,000 from the Company’s Chief Financial Officer for working capital use, which was short-term in nature, non-interest bearing, and payable upon demand. It was returned on November 1, 2021.

The Company had no other related party transactions for the period ended December 31, 2021 except for loan guarantees for the Company provided by Mr. Zhuoqin Huang and his spouse (see Note 9).